Transactions and Balances With Related Parties (Details) - Schedule of balances with SUN corporation - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Balances With Sun Corporation Abstract
Trade receivables	$ 407	$ 214